Credit Risk - Disclosure of ECL Reconciliation by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 1,377
Ending balance	865	£ 1,377
Less: Recoveries net of collection costs	17	24		£ 40
Total ECL charge/(release) to the Income Statement	(233)	638	[1]	199	[1]
Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total ECL charge/(release) to the Income Statement	(98)	264		129
Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total ECL charge/(release) to the Income Statement	(33)	44		27
Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total ECL charge/(release) to the Income Statement	(91)	294		45
Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total ECL charge/(release) to the Income Statement	(11)	36		(2)
Corporate & Investment Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total ECL charge/(release) to the Income Statement	0	0		0
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	216
Ending balance	132	216
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	301,413	295,436
Transfers from Stage 1 to Stage 2	(6,805)	(9,815)
Transfers from Stage 2 to Stage 1	5,883	3,178
Transfers to Stage 3	(571)	(385)
Transfers from Stage 3	14	12
Transfers of financial instruments	(1,479)	(7,010)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	50,862	55,546
Redemptions, repayments and assets sold	(63,658)	(50,698)
Changes in risk parameters and other movements	5,228	8,141
Assets written off	0	(2)
Ending balance	292,366	301,413		295,436
Net movement in the period	(9,047)	5,977
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	188,854	186,088
Transfers from Stage 1 to Stage 2	(5,653)	(5,087)
Transfers from Stage 2 to Stage 1	4,200	2,168
Transfers to Stage 3	(526)	(272)
Transfers from Stage 3	9	8
Transfers of financial instruments	(1,970)	(3,183)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	35,442	31,499
Redemptions, repayments and assets sold	(28,094)	(26,727)
Changes in risk parameters and other movements	4,146	1,177
Assets written off	0	0
Ending balance	198,378	188,854		186,088
Net movement in the period	9,524	2,766
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	167,766	168,830
Transfers from Stage 1 to Stage 2	(5,439)	(4,686)
Transfers from Stage 2 to Stage 1	3,782	1,911
Transfers to Stage 3	(242)	(229)
Transfers from Stage 3	3	4
Transfers of financial instruments	(1,896)	(3,000)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	33,292	26,102
Redemptions, repayments and assets sold	(25,072)	(23,707)
Changes in risk parameters and other movements	3,606	(459)
Assets written off	0	0
Ending balance	177,696	167,766		168,830
Net movement in the period	9,930	(1,064)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	21,089	17,258
Transfers from Stage 1 to Stage 2	(214)	(402)
Transfers from Stage 2 to Stage 1	418	257
Transfers to Stage 3	(284)	(42)
Transfers from Stage 3	5	4
Transfers of financial instruments	(75)	(183)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2,150	5,398
Redemptions, repayments and assets sold	(3,023)	3,020
Changes in risk parameters and other movements	541	1,636
Assets written off	0	0
Ending balance	20,682	21,089		17,258
Net movement in the period	(407)	3,831
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	7,824	7,315
Transfers from Stage 1 to Stage 2	(98)	(154)
Transfers from Stage 2 to Stage 1	105	375
Transfers to Stage 3	(8)	(33)
Transfers from Stage 3	5	0
Transfers of financial instruments	4	188
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2,212	3,486
Redemptions, repayments and assets sold	(4,063)	(2,136)
Changes in risk parameters and other movements	(903)	(1,027)
Assets written off	0	(2)
Ending balance	5,074	7,824		7,315
Net movement in the period	(2,750)	509
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	17,217	21,281
Transfers from Stage 1 to Stage 2	(914)	(4,443)
Transfers from Stage 2 to Stage 1	1,579	528
Transfers to Stage 3	(38)	(78)
Transfers from Stage 3	1	4
Transfers of financial instruments	628	(3,989)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	12,783	7,984
Redemptions, repayments and assets sold	(15,067)	(6,487)
Changes in risk parameters and other movements	2,642	(1,572)
Assets written off	0	0
Ending balance	18,203	17,217		21,281
Net movement in the period	986	(4,064)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	76,301	67,779
Transfers from Stage 1 to Stage 2	(141)	(87)
Transfers from Stage 2 to Stage 1	0	106
Transfers to Stage 3	0	(2)
Transfers from Stage 3	0	1
Transfers of financial instruments	(141)	18
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	425	11,457
Redemptions, repayments and assets sold	(5,327)	(10,342)
Changes in risk parameters and other movements	(548)	7,389
Assets written off	0	0
Ending balance	70,710	76,301		67,779
Net movement in the period	(5,591)	8,522
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Investment Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11,217	12,972
Transfers from Stage 1 to Stage 2		(43)
Transfers from Stage 2 to Stage 1		0
Transfers to Stage 3		0
Transfers from Stage 3		0
Transfers of financial instruments		(43)
Net ECL remeasurement on stage transfer		0
Change in economic scenarios		0
Changes to model		0
New lending and assets purchased		1,119
Redemptions, repayments and assets sold		(5,005)
Changes in risk parameters and other movements		2,174
Assets written off		0
Ending balance		11,217		12,972
Net movement in the period		(1,755)
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	592
Ending balance	330	592
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,336	12,351
Transfers from Stage 1 to Stage 2	6,805	9,815
Transfers from Stage 2 to Stage 1	(5,883)	(3,178)
Transfers to Stage 3	(532)	(1,126)
Transfers from Stage 3	456	326
Transfers of financial instruments	846	5,837
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	936	1,371
Redemptions, repayments and assets sold	(3,442)	(2,295)
Changes in risk parameters and other movements	1,288	1,072
Assets written off	0	0
Ending balance	17,964	18,336		12,351
Net movement in the period	(372)	5,985
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11,218	8,872
Transfers from Stage 1 to Stage 2	5,653	5,087
Transfers from Stage 2 to Stage 1	(4,200)	(2,168)
Transfers to Stage 3	(488)	(520)
Transfers from Stage 3	364	323
Transfers of financial instruments	1,329	2,722
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	417	345
Redemptions, repayments and assets sold	(1,537)	(1,031)
Changes in risk parameters and other movements	423	310
Assets written off	0	0
Ending balance	11,850	11,218		8,872
Net movement in the period	632	2,346
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,427	8,224
Transfers from Stage 1 to Stage 2	5,439	4,686
Transfers from Stage 2 to Stage 1	(3,782)	(1,911)
Transfers to Stage 3	(451)	(491)
Transfers from Stage 3	353	311
Transfers of financial instruments	1,559	2,595
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	332	237
Redemptions, repayments and assets sold	(1,436)	(899)
Changes in risk parameters and other movements	270	270
Assets written off	0	0
Ending balance	11,152	10,427		8,224
Net movement in the period	725	2,203
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	791	648
Transfers from Stage 1 to Stage 2	214	402
Transfers from Stage 2 to Stage 1	(418)	(257)
Transfers to Stage 3	(36)	(29)
Transfers from Stage 3	11	11
Transfers of financial instruments	(229)	127
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	84	107
Redemptions, repayments and assets sold	(101)	130
Changes in risk parameters and other movements	153	39
Assets written off	0	0
Ending balance	698	791		648
Net movement in the period	(93)	143
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	379	604
Transfers from Stage 1 to Stage 2	98	154
Transfers from Stage 2 to Stage 1	(105)	(375)
Transfers to Stage 3	(8)	(20)
Transfers from Stage 3	3	1
Transfers of financial instruments	(12)	(240)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	70	134
Redemptions, repayments and assets sold	(142)	(151)
Changes in risk parameters and other movements	(95)	32
Assets written off	0	0
Ending balance	200	379		604
Net movement in the period	(179)	(225)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,266	2,385
Transfers from Stage 1 to Stage 2	914	4,443
Transfers from Stage 2 to Stage 1	(1,579)	(528)
Transfers to Stage 3	(37)	(543)
Transfers from Stage 3	88	1
Transfers of financial instruments	(614)	3,373
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	448	805
Redemptions, repayments and assets sold	(1,330)	(818)
Changes in risk parameters and other movements	891	521
Assets written off	0	0
Ending balance	5,661	6,266		2,385
Net movement in the period	(605)	3,881
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	44	94
Transfers from Stage 1 to Stage 2	141	87
Transfers from Stage 2 to Stage 1	0	(106)
Transfers to Stage 3	0	(3)
Transfers from Stage 3	0	1
Transfers of financial instruments	141	(21)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2	45
Redemptions, repayments and assets sold	(27)	(9)
Changes in risk parameters and other movements	93	(65)
Assets written off	0	0
Ending balance	253	44		94
Net movement in the period	209	(50)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Investment Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	429	397
Transfers from Stage 1 to Stage 2		43
Transfers from Stage 2 to Stage 1		0
Transfers to Stage 3		(40)
Transfers from Stage 3		0
Transfers of financial instruments		3
Net ECL remeasurement on stage transfer		0
Change in economic scenarios		0
Changes to model		0
New lending and assets purchased		43
Redemptions, repayments and assets sold		(287)
Changes in risk parameters and other movements		273
Assets written off		0
Ending balance		429		397
Net movement in the period		32
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	569
Ending balance	403	569
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,996	2,368
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,103	1,511
Transfers from Stage 3	(470)	(338)
Transfers of financial instruments	633	1,173
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	25	104
Redemptions, repayments and assets sold	(519)	(441)
Changes in risk parameters and other movements	179	185
Assets written off	(297)	(393)
Ending balance	3,017	2,996		2,368
Net movement in the period	21	628
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,918	1,859
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,014	792
Transfers from Stage 3	(373)	(331)
Transfers of financial instruments	641	461
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	9	6
Redemptions, repayments and assets sold	(361)	(314)
Changes in risk parameters and other movements	89	109
Assets written off	(129)	(203)
Ending balance	2,167	1,918		1,859
Net movement in the period	249	59
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,813	1,734
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	693	720
Transfers from Stage 3	(356)	(315)
Transfers of financial instruments	337	405
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	1	1
Redemptions, repayments and assets sold	(331)	(297)
Changes in risk parameters and other movements	11	24
Assets written off	(16)	(54)
Ending balance	1,815	1,813		1,734
Net movement in the period	2	79
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	105	125
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	320	71
Transfers from Stage 3	(16)	(15)
Transfers of financial instruments	304	56
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	9	5
Redemptions, repayments and assets sold	(29)	19
Changes in risk parameters and other movements	77	87
Assets written off	(114)	149
Ending balance	352	105		125
Net movement in the period	247	(20)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	58	42
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	16	53
Transfers from Stage 3	(8)	(1)
Transfers of financial instruments	8	52
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	3	4
Redemptions, repayments and assets sold	(19)	(5)
Changes in risk parameters and other movements	11	(10)
Assets written off	(37)	(25)
Ending balance	24	58		42
Net movement in the period	(34)	16
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,020	452
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	75	621
Transfers from Stage 3	(89)	(5)
Transfers of financial instruments	(14)	616
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	12	94
Redemptions, repayments and assets sold	(140)	(118)
Changes in risk parameters and other movements	55	97
Assets written off	(106)	(121)
Ending balance	827	1,020		452
Net movement in the period	(193)	568
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	5
Transfers from Stage 3	0	(2)
Transfers of financial instruments	0	3
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	1
Redemptions, repayments and assets sold	0	(3)
Changes in risk parameters and other movements	0	1
Assets written off	0	(2)
Ending balance	0	0		0
Net movement in the period	0	0
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Investment Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	15
Transfers from Stage 1 to Stage 2		0
Transfers from Stage 2 to Stage 1		0
Transfers to Stage 3		40
Transfers from Stage 3		0
Transfers of financial instruments		40
Net ECL remeasurement on stage transfer		0
Change in economic scenarios		0
Changes to model		0
New lending and assets purchased		0
Redemptions, repayments and assets sold		(1)
Changes in risk parameters and other movements		(12)
Assets written off		(42)
Ending balance		0		15
Net movement in the period		(15)
Exposures
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	322,745	310,155
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	51,823	57,021
Redemptions, repayments and assets sold	(67,619)	(53,434)
Changes in risk parameters and other movements	6,695	9,398
Assets written off	(297)	(395)
Ending balance	313,347	322,745		310,155
Net movement in the period	(9,398)	12,590
Exposures | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	201,990	196,819
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	35,868	31,850
Redemptions, repayments and assets sold	(29,992)	(28,072)
Changes in risk parameters and other movements	4,658	1,596
Assets written off	(129)	(203)
Ending balance	212,395	201,990		196,819
Net movement in the period	10,405	5,171
Exposures | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	180,006	178,788
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	33,625	26,340
Redemptions, repayments and assets sold	(26,839)	(24,903)
Changes in risk parameters and other movements	3,887	(165)
Assets written off	(16)	(54)
Ending balance	190,663	180,006		178,788
Net movement in the period	10,657	1,218
Exposures | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	21,985	18,031
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2,243	5,510
Redemptions, repayments and assets sold	(3,153)	3,169
Changes in risk parameters and other movements	771	1,762
Assets written off	(114)	149
Ending balance	21,732	21,985		18,031
Net movement in the period	(253)	3,954
Exposures | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8,261	7,961
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2,285	3,624
Redemptions, repayments and assets sold	(4,224)	(2,292)
Changes in risk parameters and other movements	(987)	(1,005)
Assets written off	(37)	(27)
Ending balance	5,298	8,261		7,961
Net movement in the period	(2,963)	300
Exposures | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	24,503	24,118
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	13,243	8,883
Redemptions, repayments and assets sold	(16,537)	(7,423)
Changes in risk parameters and other movements	3,588	(954)
Assets written off	(106)	(121)
Ending balance	24,691	24,503		24,118
Net movement in the period	188	385
Exposures | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	76,345	67,873
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	427	11,503
Redemptions, repayments and assets sold	(5,354)	(10,354)
Changes in risk parameters and other movements	(455)	7,325
Assets written off	0	(2)
Ending balance	70,963	76,345		67,873
Net movement in the period	(5,382)	8,472
Exposures | Corporate & Investment Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11,646	13,384
Transfers from Stage 1 to Stage 2		0
Transfers from Stage 2 to Stage 1		0
Transfers to Stage 3		0
Transfers from Stage 3		0
Transfers of financial instruments		0
Net ECL remeasurement on stage transfer		0
Change in economic scenarios		0
Changes to model		0
New lending and assets purchased		1,162
Redemptions, repayments and assets sold		(5,293)
Changes in risk parameters and other movements		2,435
Assets written off		(42)
Ending balance		11,646		13,384
Net movement in the period		(1,738)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	216	147
Transfers from Stage 1 to Stage 2	(9)	(47)
Transfers from Stage 2 to Stage 1	167	110
Transfers to Stage 3	(3)	(8)
Transfers from Stage 3	2	2
Transfers of financial instruments	157	57
Net ECL remeasurement on stage transfer	(133)	(101)
Change in economic scenarios	(7)	15
Changes to model	0	0
New lending and assets purchased	31	40
Redemptions, repayments and assets sold	(70)	(30)
Changes in risk parameters and other movements	(62)	88
Assets written off	0	0
Ending balance	132	216		147
Net movement in the period	(84)	69
ECL charge/(release) to the Income Statement	(84)	69
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	(73)	69
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	74	59
Transfers from Stage 1 to Stage 2	(4)	(7)
Transfers from Stage 2 to Stage 1	101	82
Transfers to Stage 3	(2)	(4)
Transfers from Stage 3	1	1
Transfers of financial instruments	96	72
Net ECL remeasurement on stage transfer	(95)	(78)
Change in economic scenarios	(6)	7
Changes to model	0	0
New lending and assets purchased	19	15
Redemptions, repayments and assets sold	(14)	(12)
Changes in risk parameters and other movements	(10)	11
Assets written off	0	0
Ending balance	64	74		59
Net movement in the period	(10)	15
ECL charge/(release) to the Income Statement	(10)	15
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	(10)	15
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	17	14
Transfers from Stage 1 to Stage 2	(2)	(2)
Transfers from Stage 2 to Stage 1	21	17
Transfers to Stage 3	(2)	(3)
Transfers from Stage 3	0	0
Transfers of financial instruments	17	12
Net ECL remeasurement on stage transfer	(19)	(15)
Change in economic scenarios	(1)	7
Changes to model	0	0
New lending and assets purchased	6	4
Redemptions, repayments and assets sold	(3)	(4)
Changes in risk parameters and other movements	(4)	(1)
Assets written off	0	0
Ending balance	13	17		14
Net movement in the period	(4)	3
ECL charge/(release) to the Income Statement	(3)	3
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	(3)	3
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	57	46
Transfers from Stage 1 to Stage 2	(2)	(5)
Transfers from Stage 2 to Stage 1	81	65
Transfers to Stage 3	(1)	(1)
Transfers from Stage 3	1	1
Transfers of financial instruments	79	60
Net ECL remeasurement on stage transfer	(78)	(63)
Change in economic scenarios	(4)	0
Changes to model	0	0
New lending and assets purchased	13	11
Redemptions, repayments and assets sold	(11)	8
Changes in risk parameters and other movements	(6)	12
Assets written off	1	1
Ending balance	51	57		46
Net movement in the period	(6)	11
ECL charge/(release) to the Income Statement	(7)	12
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	(7)	12
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	44	29
Transfers from Stage 1 to Stage 2	(1)	(1)
Transfers from Stage 2 to Stage 1	6	4
Transfers to Stage 3	0	(3)
Transfers from Stage 3	0	0
Transfers of financial instruments	5	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	6	14
Redemptions, repayments and assets sold	(19)	(4)
Changes in risk parameters and other movements	(18)	5
Assets written off	0	0
Ending balance	18	44		29
Net movement in the period	(26)	15
ECL charge/(release) to the Income Statement	(26)	15
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	(26)	15
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	54	53
Transfers from Stage 1 to Stage 2	(4)	(37)
Transfers from Stage 2 to Stage 1	60	20
Transfers to Stage 3	0	(1)
Transfers from Stage 3	0	1
Transfers of financial instruments	56	(17)
Net ECL remeasurement on stage transfer	(39)	(18)
Change in economic scenarios	(2)	7
Changes to model	0	0
New lending and assets purchased	5	10
Redemptions, repayments and assets sold	(9)	(13)
Changes in risk parameters and other movements	(16)	32
Assets written off	0	0
Ending balance	49	54		53
Net movement in the period	(5)	1
ECL charge/(release) to the Income Statement	(5)	1
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	(5)	1
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	35	1
Transfers from Stage 1 to Stage 2	0	(2)
Transfers from Stage 2 to Stage 1	0	4
Transfers to Stage 3	0	0
Transfers from Stage 3	0	1
Transfers of financial instruments	0	3
Net ECL remeasurement on stage transfer	0	(3)
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	1	1
Redemptions, repayments and assets sold	(17)	(1)
Changes in risk parameters and other movements	(17)	34
Assets written off	0	0
Ending balance	2	35		1
Net movement in the period	(33)	34
ECL charge/(release) to the Income Statement	(33)	34
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	(33)	34
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Investment Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	9	4
Transfers from Stage 1 to Stage 2		0
Transfers from Stage 2 to Stage 1		0
Transfers to Stage 3		0
Transfers from Stage 3		0
Transfers of financial instruments		0
Net ECL remeasurement on stage transfer		0
Change in economic scenarios		0
Changes to model		0
New lending and assets purchased		1
Redemptions, repayments and assets sold		(1)
Changes in risk parameters and other movements		5
Assets written off		0
Ending balance		9		4
Net movement in the period		5
ECL charge/(release) to the Income Statement		5
Less: Discount unwind		0
Less: Recoveries net of collection costs		0
Total ECL charge/(release) to the Income Statement		5
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	592	348
Transfers from Stage 1 to Stage 2	9	47
Transfers from Stage 2 to Stage 1	(167)	(110)
Transfers to Stage 3	(20)	(61)
Transfers from Stage 3	62	21
Transfers of financial instruments	(116)	(103)
Net ECL remeasurement on stage transfer	26	239
Change in economic scenarios	(151)	139
Changes to model	0	0
New lending and assets purchased	26	64
Redemptions, repayments and assets sold	(67)	(42)
Changes in risk parameters and other movements	20	(53)
Assets written off	0	0
Ending balance	330	592		348
Net movement in the period	(262)	244
ECL charge/(release) to the Income Statement	(262)	244
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	(262)	244
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	332	232
Transfers from Stage 1 to Stage 2	4	7
Transfers from Stage 2 to Stage 1	(101)	(82)
Transfers to Stage 3	(16)	(22)
Transfers from Stage 3	21	20
Transfers of financial instruments	(92)	(77)
Net ECL remeasurement on stage transfer	48	144
Change in economic scenarios	(86)	81
Changes to model	0	0
New lending and assets purchased	14	30
Redemptions, repayments and assets sold	(22)	(25)
Changes in risk parameters and other movements	(7)	(53)
Assets written off	(1)	0
Ending balance	186	332		232
Net movement in the period	(146)	100
ECL charge/(release) to the Income Statement	(145)	100
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	(145)	100
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	131	101
Transfers from Stage 1 to Stage 2	2	2
Transfers from Stage 2 to Stage 1	(21)	(17)
Transfers to Stage 3	(4)	(11)
Transfers from Stage 3	15	15
Transfers of financial instruments	(8)	(11)
Net ECL remeasurement on stage transfer	10	49
Change in economic scenarios	(67)	13
Changes to model	0	0
New lending and assets purchased	2	5
Redemptions, repayments and assets sold	(6)	(7)
Changes in risk parameters and other movements	26	(19)
Assets written off	0	0
Ending balance	88	131		101
Net movement in the period	(43)	30
ECL charge/(release) to the Income Statement	(43)	29
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	(43)	29
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	201	130
Transfers from Stage 1 to Stage 2	2	5
Transfers from Stage 2 to Stage 1	(81)	(65)
Transfers to Stage 3	(10)	(11)
Transfers from Stage 3	5	5
Transfers of financial instruments	(84)	(66)
Net ECL remeasurement on stage transfer	39	95
Change in economic scenarios	(19)	68
Changes to model	0	0
New lending and assets purchased	12	25
Redemptions, repayments and assets sold	(16)	19
Changes in risk parameters and other movements	(34)	(33)
Assets written off	(1)	(1)
Ending balance	98	201		130
Net movement in the period	(103)	71
ECL charge/(release) to the Income Statement	(102)	70
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	(102)	70
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	37	28
Transfers from Stage 1 to Stage 2	1	1
Transfers from Stage 2 to Stage 1	(6)	(4)
Transfers to Stage 3	(2)	(5)
Transfers from Stage 3	2	1
Transfers of financial instruments	(5)	(7)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	(2)	0
Changes to model	0	0
New lending and assets purchased	4	6
Redemptions, repayments and assets sold	(6)	3
Changes in risk parameters and other movements	(12)	8
Assets written off	1	(1)
Ending balance	17	37		28
Net movement in the period	(20)	9
ECL charge/(release) to the Income Statement	(21)	10
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	(21)	10
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	199	51
Transfers from Stage 1 to Stage 2	4	37
Transfers from Stage 2 to Stage 1	(60)	(20)
Transfers to Stage 3	(3)	(21)
Transfers from Stage 3	40	0
Transfers of financial instruments	(19)	(4)
Net ECL remeasurement on stage transfer	(22)	92
Change in economic scenarios	(62)	44
Changes to model	0	0
New lending and assets purchased	8	28
Redemptions, repayments and assets sold	(17)	(18)
Changes in risk parameters and other movements	40	6
Assets written off	0	0
Ending balance	127	199		51
Net movement in the period	(72)	148
ECL charge/(release) to the Income Statement	(72)	148
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	(72)	148
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	1
Transfers from Stage 1 to Stage 2	0	2
Transfers from Stage 2 to Stage 1	0	(4)
Transfers to Stage 3	0	(1)
Transfers from Stage 3	0	0
Transfers of financial instruments	0	(3)
Net ECL remeasurement on stage transfer	0	3
Change in economic scenarios	0	6
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	0	(1)
Changes in risk parameters and other movements	0	(6)
Assets written off	0	0
Ending balance	0	0		1
Net movement in the period	0	(1)
ECL charge/(release) to the Income Statement	0	(1)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	0	(1)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Investment Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	24	37
Transfers from Stage 1 to Stage 2		0
Transfers from Stage 2 to Stage 1		0
Transfers to Stage 3		(13)
Transfers from Stage 3		0
Transfers of financial instruments		(13)
Net ECL remeasurement on stage transfer		0
Change in economic scenarios		8
Changes to model		0
New lending and assets purchased		0
Redemptions, repayments and assets sold		(1)
Changes in risk parameters and other movements		(7)
Assets written off		0
Ending balance		24		37
Net movement in the period		(13)
ECL charge/(release) to the Income Statement		(13)
Less: Discount unwind		0
Less: Recoveries net of collection costs		0
Total ECL charge/(release) to the Income Statement		(13)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	569	368
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	23	69
Transfers from Stage 3	(64)	(23)
Transfers of financial instruments	(41)	46
Net ECL remeasurement on stage transfer	64	241
Change in economic scenarios	(12)	10
Changes to model	0	25
New lending and assets purchased	19	52
Redemptions, repayments and assets sold	(68)	(18)
Changes in risk parameters and other movements	63	98
Assets written off	(191)	(253)
Ending balance	403	569		368
Net movement in the period	(166)	201
ECL charge/(release) to the Income Statement	25	454
Less: Discount unwind	(11)	(14)
Less: Recoveries net of collection costs	88	(108)
Total ECL charge/(release) to the Income Statement	102	325
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	182	170
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	18	26
Transfers from Stage 3	(22)	(21)
Transfers of financial instruments	(4)	5
Net ECL remeasurement on stage transfer	33	42
Change in economic scenarios	(12)	10
Changes to model	0	25
New lending and assets purchased	4	4
Redemptions, repayments and assets sold	(21)	(20)
Changes in risk parameters and other movements	64	101
Assets written off	(108)	(155)
Ending balance	138	182		170
Net movement in the period	(44)	12
ECL charge/(release) to the Income Statement	64	167
Less: Discount unwind	(7)	(7)
Less: Recoveries net of collection costs	0	(11)
Total ECL charge/(release) to the Income Statement	57	149
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	132	103
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	6	14
Transfers from Stage 3	(15)	(15)
Transfers of financial instruments	(9)	(1)
Net ECL remeasurement on stage transfer	9	17
Change in economic scenarios	(12)	10
Changes to model	0	25
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	(16)	(15)
Changes in risk parameters and other movements	(10)	7
Assets written off	(5)	(14)
Ending balance	89	132		103
Net movement in the period	(43)	29
ECL charge/(release) to the Income Statement	(38)	43
Less: Discount unwind	(2)	(2)
Less: Recoveries net of collection costs	(1)	(1)
Total ECL charge/(release) to the Income Statement	(41)	40
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	50	67
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	11	12
Transfers from Stage 3	(6)	(6)
Transfers of financial instruments	5	6
Net ECL remeasurement on stage transfer	23	25
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	4	4
Redemptions, repayments and assets sold	(5)	5
Changes in risk parameters and other movements	74	94
Assets written off	(102)	141
Ending balance	49	50		67
Net movement in the period	(1)	(17)
ECL charge/(release) to the Income Statement	101	124
Less: Discount unwind	(4)	(4)
Less: Recoveries net of collection costs	(51)	(52)
Total ECL charge/(release) to the Income Statement	46	68
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	37	31
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	2	8
Transfers from Stage 3	(2)	(1)
Transfers of financial instruments	0	7
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	2	2
Redemptions, repayments and assets sold	(3)	29
Changes in risk parameters and other movements	6	(8)
Assets written off	(25)	(24)
Ending balance	17	37		31
Net movement in the period	(20)	6
ECL charge/(release) to the Income Statement	5	30
Less: Discount unwind	0	6
Less: Recoveries net of collection costs	9	(17)
Total ECL charge/(release) to the Income Statement	14	19
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	350	158
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	3	22
Transfers from Stage 3	(40)	(1)
Transfers of financial instruments	(37)	21
Net ECL remeasurement on stage transfer	31	198
Change in economic scenarios	(1)	0
Changes to model	0	0
New lending and assets purchased	13	44
Redemptions, repayments and assets sold	(43)	(25)
Changes in risk parameters and other movements	(7)	5
Assets written off	(59)	(51)
Ending balance	247	350		158
Net movement in the period	(103)	192
ECL charge/(release) to the Income Statement	(44)	243
Less: Discount unwind	(4)	(5)
Less: Recoveries net of collection costs	34	(93)
Total ECL charge/(release) to the Income Statement	(14)	145
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	1
Transfers from Stage 3	0	(1)
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	1
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	0	0
Redemptions, repayments and assets sold	0	(1)
Changes in risk parameters and other movements	0	0
Assets written off	0	0
Ending balance	0	0		0
Net movement in the period	0	0
ECL charge/(release) to the Income Statement	0	0
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	22	4
Total ECL charge/(release) to the Income Statement	22	4
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Investment Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	9
Transfers from Stage 1 to Stage 2		0
Transfers from Stage 2 to Stage 1		0
Transfers to Stage 3		13
Transfers from Stage 3		0
Transfers of financial instruments		13
Net ECL remeasurement on stage transfer		0
Change in economic scenarios		0
Changes to model		0
New lending and assets purchased		0
Redemptions, repayments and assets sold		0
Changes in risk parameters and other movements		0
Assets written off		(22)
Ending balance		0		9
Net movement in the period		(9)
ECL charge/(release) to the Income Statement		13
Less: Discount unwind		0
Less: Recoveries net of collection costs		2
Total ECL charge/(release) to the Income Statement		15
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,377	863
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	(43)	379
Change in economic scenarios	(170)	164
Changes to model	0	25
New lending and assets purchased	76	156
Redemptions, repayments and assets sold	(205)	(90)
Changes in risk parameters and other movements	21	133
Assets written off	(191)	(253)
Ending balance	865	1,377		863
Net movement in the period	(512)	514
ECL charge/(release) to the Income Statement	(321)	767
Less: Discount unwind	(11)	(14)
Less: Recoveries net of collection costs	88	(108)
Total ECL charge/(release) to the Income Statement	(233)	638
ECL | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	588	461
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	(14)	108
Change in economic scenarios	(104)	98
Changes to model	0	25
New lending and assets purchased	37	49
Redemptions, repayments and assets sold	(57)	(57)
Changes in risk parameters and other movements	47	59
Assets written off	(109)	(155)
Ending balance	388	588		461
Net movement in the period	(200)	127
ECL charge/(release) to the Income Statement	(91)	282
Less: Discount unwind	(7)	(7)
Less: Recoveries net of collection costs	0	(11)
Total ECL charge/(release) to the Income Statement	(98)	264
ECL | Homes
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	280	218
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	51
Change in economic scenarios	(80)	30
Changes to model	0	25
New lending and assets purchased	8	9
Redemptions, repayments and assets sold	(25)	(26)
Changes in risk parameters and other movements	12	(13)
Assets written off	(5)	(14)
Ending balance	190	280		218
Net movement in the period	(90)	62
ECL charge/(release) to the Income Statement	(84)	75
Less: Discount unwind	(2)	(2)
Less: Recoveries net of collection costs	(1)	(1)
Total ECL charge/(release) to the Income Statement	(87)	72
ECL | Everyday Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	308	243
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	(16)	57
Change in economic scenarios	(23)	68
Changes to model	0	0
New lending and assets purchased	29	40
Redemptions, repayments and assets sold	(32)	32
Changes in risk parameters and other movements	34	73
Assets written off	(102)	141
Ending balance	198	308		243
Net movement in the period	(110)	65
ECL charge/(release) to the Income Statement	(8)	206
Less: Discount unwind	(4)	(4)
Less: Recoveries net of collection costs	(51)	(52)
Total ECL charge/(release) to the Income Statement	(63)	150
ECL | Consumer Finance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	118	88
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	(2)	0
Changes to model	0	0
New lending and assets purchased	12	22
Redemptions, repayments and assets sold	(28)	28
Changes in risk parameters and other movements	(24)	5
Assets written off	(24)	(25)
Ending balance	52	118		88
Net movement in the period	(66)	30
ECL charge/(release) to the Income Statement	(42)	55
Less: Discount unwind	0	6
Less: Recoveries net of collection costs	9	(17)
Total ECL charge/(release) to the Income Statement	(33)	44
ECL | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	603	262
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	(30)	272
Change in economic scenarios	(65)	51
Changes to model	0	0
New lending and assets purchased	26	82
Redemptions, repayments and assets sold	(69)	(56)
Changes in risk parameters and other movements	17	43
Assets written off	(59)	(51)
Ending balance	423	603		262
Net movement in the period	(180)	341
ECL charge/(release) to the Income Statement	(121)	392
Less: Discount unwind	(4)	(5)
Less: Recoveries net of collection costs	34	(93)
Total ECL charge/(release) to the Income Statement	(91)	294
ECL | Corporate Centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	35	2
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	1
Change in economic scenarios	0	6
Changes to model	0	0
New lending and assets purchased	1	1
Redemptions, repayments and assets sold	(17)	(3)
Changes in risk parameters and other movements	(17)	28
Assets written off	0	0
Ending balance	2	35		2
Net movement in the period	(33)	33
ECL charge/(release) to the Income Statement	(33)	33
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	22	4
Total ECL charge/(release) to the Income Statement	(11)	37
ECL | Corporate & Investment Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 33	50
Transfers from Stage 1 to Stage 2		0
Transfers from Stage 2 to Stage 1		0
Transfers to Stage 3		0
Transfers from Stage 3		0
Transfers of financial instruments		0
Net ECL remeasurement on stage transfer		0
Change in economic scenarios		8
Changes to model		0
New lending and assets purchased		1
Redemptions, repayments and assets sold		(2)
Changes in risk parameters and other movements		(2)
Assets written off		(22)
Ending balance		33		£ 50
Net movement in the period		(17)
ECL charge/(release) to the Income Statement		5
Less: Discount unwind		0
Less: Recoveries net of collection costs		2
Total ECL charge/(release) to the Income Statement		£ 7

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.